Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net income (loss)		$ 1,418	$ (1,959)	$ (615)
Adjustments to reconcile net income (loss) to net cash provided by operations:
Impairment of goodwill		0	1,280	700
Impairment of long-lived assets and assets held for sale		1,028	1,275	378
Depreciation and amortization		1,002	1,059	1,153
Net change in operating assets and liabilities		(1,366)	(435)	(72)
Deferred income taxes — net and uncertain tax positions		(671)	(634)	(317)
Stock-based compensation		157	123	121
Net loss (gain) from sale of business and long-lived assets		0	(22)	(41)
Other items, net	[1]	81	560	61
Net cash provided by (used in) operating activities		1,649	1,247	1,368
Investing activities:
Beneficial interest collected in exchange for securitized trade receivables		1,214	1,291	1,477
Purchases of property, plant and equipment and intangible assets		(501)	(498)	(526)
Proceeds from sale of business and long lived assets		34	43	68
Purchases of investments and other assets		(57)	(71)	(46)
Proceeds from sale of investments		42	40	0
Acquisitions of businesses, net of cash acquired		0	(15)	0
Other investing activities		5	2	(5)
Net cash provided by (used in) investing activities		737	792	968
Financing activities:
Repayment of senior notes and loans and other long term liabilities		(4,112)	(1,641)	(4,152)
Proceeds from senior notes, net of issuance costs		2,298	0	2,451
Proceeds from short term debt		0	0	700
Repayment of short term debt		0	0	(700)
Purchase of shares from redeemable and non-redeemable non-controlling interests		(38)	(64)	0
Dividends paid to redeemable and non-redeemable non-controlling interests		(340)	(78)	0
Other financing activities		41	(8)	(212)
Net cash provided by (used in) financing activities		(2,151)	(1,791)	(1,913)
Translation adjustment on cash, cash equivalents and restricted cash		21	(174)	(30)
Net change in cash, cash equivalents and restricted cash		256	74	393
Balance of cash, cash equivalents and restricted cash at beginning of year		3,300	3,227	2,834
Balance of cash, cash equivalents and restricted cash at end of year		3,556	3,300	3,227
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents		3,556	3,300	3,226
Restricted cash included in other current assets		0	0	1
Total cash, cash equivalents and restricted cash shown in the statement of cash flows		3,556	3,300	3,227
Non-cash financing and investing activities:
Beneficial interest obtained in exchange for securitized trade receivables		1,278	1,286	1,446
Dividend declared to non-controlling interests		0	0	67
Cash paid during the year for:
Interest		950	1,004	1,078
Net change in operating assets and liabilities:
Other assets		(1,330)	(1,104)	(1,525)
Trade payables, accrued expenses, employee-related obligations and other liabilities		(15)	258	1,588
Trade receivables net of sales reserves and allowances		(173)	245	12
Inventories		152	166	(147)
Net Change In Items Comprising Supplemental Disclosure Of Cash Flow Information		$ (1,366)	$ (435)	$ (72)

[1]	“Other items, net” in the year ended December 31, 2024 includes mainly amounts related to an agreement with the Israeli Tax Authorities.